Administrative, operations and project expenses (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about general and administration expense [Line Items]
Administrative expenses		$ 1,764,524	$ 1,923,268	$ 1,700,985
Operating expense		2,926,065	2,751,687	4,034,268
Administrative expenses [Member]
Disclosure of detailed information about general and administration expense [Line Items]
General expenses		723,341	556,563	393,971
Labor expenses		624,424	657,051	491,748
Taxes	[1]	362,963	663,889	730,841
Depreciation and amortization		53,796	45,765	84,425
Operations and project expenses [Member]
Disclosure of detailed information about general and administration expense [Line Items]
Exploration costs		1,341,940	728,590	1,584,249
Commissions, fees, freights and services		471,657	568,513	878,259
Labor expenses		310,947	278,383	309,021
Taxes		324,223	286,331	348,871
Maintenance		122,273	147,197	181,630
Depreciation and amortization		95,516	177,252	86,215
Fee for regulatory entities		63,470	87,325	77,909
Corporate projects		29,702	301,854	456,159
Others		$ 166,337	$ 176,242	$ 111,955

[1]	Mainly corresponds to the recognition of the wealth tax. See Note 10 - Taxes.